Other financial liabilities at fair value through income statement	12 Months Ended
Sep. 30, 2018
Other financial liabilities at fair value through income statement
Other financial liabilities at fair value through income statement

Note 18. Other financial liabilities at fair value through income statement

Accounting policy

Other financial liabilities at fair value through income statement include trading securities sold short and security repurchase agreements which have been designated at fair value at initial recognition.

The accounting policy for security repurchase agreements is consistent with that detailed in Note 16.

Securities sold short reflect the obligation to deliver securities to a buyer for the sale of securities Westpac does not own at the time of sale but that are promised to be delivered to the buyer. Securities delivered to the buyer are usually borrowed and/or subsequently purchased.

Subsequent to initial recognition, these liabilities are measured at fair value with changes in fair value (except credit risk) recognised through the income statement as they arise. The change in fair value that is attributable to credit risk is recognised in other comprehensive income except where it would create an accounting mismatch, in which case it is also recognised through the income statement.

Interest expense is recognised in net interest income using the effective interest rate method.

	Consolidated		Parent Entity
$m	2018	2017	2018	2017
Security repurchase agreements2	3,517	3,543	3,517	3,525
Securities sold short	780	513	780	513

Total other financial liabilities at fair value through income statement	4,297	4,056	4,297	4,038

At maturity, the Group is contractually required to pay $4,298 million (2017: $4,056 million), and the Parent Entity $4,298 million (2017: $4,038 million) to holders of these financial liabilities.

1Comparatives have been revised for consistency.
2The carrying value of securities pledged under repurchase agreements for the Group is $3,608 million (2017: $3,554 million) and for the Parent Entity is $3,608 million (2017: $3,536 million).